Shareholders' Equity (Schedule Of Stock Option Plan Status) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Shares underlying options, Outstanding at beginning of year	59,905	400,655	452,656
Shares underlying options, Exercised	(39,000)	(340,750)	(6,500)
Shares underlying options, Cancelled			(45,501)
Shares underlying options, Outstanding at year end	20,905	59,905	400,655
Shares underlying options, Options exercisable at year end	20,905	59,905	392,738
Weighted average exercise price, Outstanding at beginning of year	$ 2.56	$ 2.21	$ 2.21
Weighted average exercise price, Exercised	$ 2.72	$ 2.15	$ 1.75
Weighted average exercise price, Cancelled			$ 2.26
Weighted average exercise price, Outstanding at year end	$ 2.25	$ 2.56	$ 2.21
Weighted average exercise price, Options exercisable at year end	$ 2.25	$ 2.56	$ 2.20